Performance Management	Apr. 30, 2026
Muzinich Dynamic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Supra Institutional Class. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, 10-year, and since inception periods compared with that of a broad-based securities index and an index that is more representative of the Fund's strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.MuzinichUSFunds.com, by calling the Fund toll-free at 1-855-MUZINICH (1‑855-689-4642) or by e-mailing the Fund at MuzinichUSFunds@muzinich.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, 10-year, and since inception periods compared with that of a broad-based securities index and an index that is more representative of the Fund's strategy.
Bar Chart [Heading]	Calendar Year Total Return as of December 31 – Supra Institutional Shares
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q2 2020	7.57%

Lowest Quarterly Return:	Q1 2020	-6.54%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	7.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(6.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distribution and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	Transaction costs are not calculated in the returns for the ICE BofA Global Corporate & High Yield Index (USD 100% Hedged).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Supra Institutional Class and after-tax returns for the Institutional Class will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
“Since Inception” performance for each share class above is shown from January 3, 2013. Institutional Class shares commenced operations on October 15, 2014. Supra Institutional Class shares commenced operations on January 3, 2013. Performance for the Institutional Class shares prior to its inception date reflects the performance of the Supra Institutional Class shares adjusted for Institutional Class shares expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distribution and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown only for the Supra Institutional Class and after-tax returns for the Institutional Class will differ.
Performance Availability Website Address [Text]	www.MuzinichUSFunds.com
Performance Availability Phone [Text]	1‑855-689-4642
Muzinich Flexible U.S. High Yield Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Supra Institutional Class. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, and since inception periods compared with that of a broad-based securities index and an index that is more representative of the Fund's strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.MuzinichUSFunds.com, by calling the Fund toll-free at 1-855-MUZINICH (1‑855-689-4642) or by e-mailing the Fund at MuzinichUSFunds@muzinich.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, and since inception periods compared with that of a broad-based securities index and an index that is more representative of the Fund's strategy.
Bar Chart [Heading]	Calendar Year Total Return as of December 31 – Supra Institutional Shares
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q2 2020	9.29%

Lowest Quarterly Return:	Q1 2020	-11.16%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	9.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(11.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distribution and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	Transaction costs are not calculated in the returns for the ICE BofA 1-5 Year BB-B U.S. Cash Pay High Yield Constrained Index.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Supra Institutional Class and after-tax returns for other classes will differ.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
“Since Inception” performance for each share class above is shown from March 31, 2016. Institutional Class shares commenced operations on March 27, 2017. Supra Institutional Class shares commenced operations on March 31, 2016. Performance for the Institutional Class shares prior to the inception date reflects the performance of the Supra Institutional Class shares adjusted for Institutional Class shares expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distribution and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown only for Supra Institutional Class and after-tax returns for other classes will differ.
Performance Availability Website Address [Text]	www.MuzinichUSFunds.com
Performance Availability Phone [Text]	1‑855-689-4642
Muzinich Low Duration Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year for the Supra Institutional Class. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, and since inception periods compared with that of a broad-based securities index and an index that is more representative of the Fund's strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.MuzinichUSFunds.com, by calling the Fund toll-free at 1-855-MUZINICH (1‑855-689-4642) or by e-mailing the Fund at MuzinichUSFunds@muzinich.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, and since inception periods compared with that of a broad-based securities index and an index that is more representative of the Fund's strategy.
Bar Chart [Heading]	Calendar Year Total Return as of December 31 – Supra Institutional Class
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q2 2020	7.86%

Lowest Quarterly Return:	Q1 2020	-9.49%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	7.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(9.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distribution and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	Transaction costs are not calculated in the returns for the ICE BofA 1-3 Year U.S. Corporate & Government Index.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
“Since Inception” performance above is shown from June 30, 2016, the inception of the Supra Institutional Class shares. As of the date of this Prospectus, Institutional Class shares have not yet commenced operations. Performance for the Institutional Class shares prior to the inception date reflects the performance of the Supra Institutional Class shares adjusted for Institutional Class shares expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distribution and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Performance Availability Website Address [Text]	www.MuzinichUSFunds.com
Performance Availability Phone [Text]	1‑855-689-4642